Goodwill and intangible assets	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets	Goodwill and intangible assets
Goodwill
Changes in the carrying amount of goodwill by reporting unit were as follows:

	Total	DWS	CA&I	ECS
Balance at December 31, 2022	$287.1	$140.5	$54.5	$92.1
Translation adjustments	0.3	0.3	—	—
Balance at December 31, 2023	287.4	140.8	54.5	92.1
Goodwill impairment (i)	(39.1)	(39.1)	—	—
Translation adjustments	(0.4)	(0.4)	—	—
Balance at December 31, 2024	$247.9	$101.3	$54.5	$92.1
(i) During the third quarter of 2024, the company recorded a goodwill impairment charge of $39.1 million in its DWS reporting unit as the carrying value exceeded its fair value. See Note 1, "Summary of significant accounting policies" for additional details.
Accumulated goodwill impairment losses as of December 31, 2024 were $39.1 million. There were no accumulated goodwill impairment losses as of December 31, 2023.
At December 31, 2024 and 2023, there was no goodwill allocated to reporting units with negative net assets.
Intangible Assets, Net
Intangible assets, net at December 31, 2024 and 2023 consists of the following:

As of December 31, 2024	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Technology (i)	$10.0	$10.0	$—
Customer relationships (ii)	54.2	19.0	35.2
Marketing (ii)	1.3	1.0	0.3
Total	$65.5	$30.0	$35.5

As of December 31, 2023	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Technology (i)	$10.0	$8.1	$1.9
Customer relationships (ii)	54.2	14.1	40.1
Marketing (ii)	1.3	0.6	0.7
Total	$65.5	$22.8	$42.7
(i) Amortization expense is included within cost of revenue - technology in the consolidated statements of income (loss).
(ii) Amortization expense is included within selling, general and administrative expense in the consolidated statements of income (loss).
Amortization expense was $7.2 million, $9.7 million and $10.1 million for the years ended December 31, 2024, 2023 and 2022, respectively.
The future amortization relating to acquired intangible assets at December 31, 2024 was estimated as follows:

Year	Future Amortization Expense
2025	$4.3
2026	4.0
2027	4.0
2028	4.0
2029	4.0
Thereafter	15.2
Total	$35.5